UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Series Floating Rate High Income Fund Annual Report September 30, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Floating Rate High Income Fund	5.82%	3.89%	5.31%

 A From October 20, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Floating Rate High Income Fund on October 20, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P®/LSTA Leveraged Performing Loan Index performed over the same period.

Period Ending Values
$14,326	Fidelity® Series Floating Rate High Income Fund
$14,376	S&P®/LSTA Leveraged Performing Loan Index

Management's Discussion of Fund Performance

Market Recap:  Floating-rate bank loans gained 5.47% for the 12 months ending September 30, 2018, as measured by the S&P/LSTA® Leveraged Performing Loan Index, topping both high-yield bonds and the broad investment-grade fixed-income market. Loans generated positive results in the early months of the period, as investors refocused their attention on interest rate risk amid rising U.S. Treasury yields. The asset class was relatively immune to the volatility that hampered stocks and credit in February and March, posting modestly positive returns in both months. Loan prices rose in the first half of April, then gave back some of that advance, as rising interest rates began to weigh on investor risk appetite. Following modest returns in May and June amid concerns about global trade, loans rode strong corporate earnings and robust second-quarter U.S. economic growth to a 1.90% gain for the final three months of the period. Every industry in the index generated a positive result, with retailers (+10%), oil & gas (+8%), and radio & television (+8%) leading the way. On the downside, among larger index members, cable & satellite television, containers & glass products, and aerospace & defense each returned about 4%, but lagged the overall market. From a credit-quality perspective, lower-quality loans did best, reflecting investor confidence amid the solid fundamental backdrop.

Comments from Portfolio Manager Eric Mollenhauer:  For the fiscal year, the fund gained 5.82%, outpacing the benchmark S&P/LSTA® Leveraged Performing Loan Index. Favorable positioning in oil & gas, along with security selection in nonferrous metals/minerals and business equipment & services, added the most value versus the benchmark the past 12 months. The top individual relative contributors included our non-benchmark equity position in coal producer Warrior Metropolitan Coal, Inc., as well as overweightings in outdoor retailer Bass Pro Shops and TNT Crane, a provider of rental cranes to the oil and gas industry. Avoiding Catalina Marketing Group, a benchmark constituent that produces grocery store coupons, also helped our relative result. On the downside, a cash stake of about 4%, on average, the past 12 months was the biggest relative detractor. As for individual holdings, an out-of-benchmark position in custom printing company Cenveo detracted due to its February bankruptcy filing. Similarly, a mid-March bankruptcy filing by Clear Channel Communications, now called iHeartMedia, hampered our investment there. Not owning loans issued by retailer and benchmark member Neiman Marcus – which rallied after the company released better-than-expected quarterly revenues – also dampened relative performance. As of September 30, we think the fundamental backdrop for loans remains supportive, despite global trade and political tension.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On November 1, 2018, Kevin Nielsen assumed co-management responsibilities for the fund, joining Co-Manager Eric Mollenhauer.

Investment Summary (Unaudited)

Top Five Holdings as of September 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Intelsat Jackson Holdings SA	2.1
Caesars Resort Collection LLC	1.9
Albertson's LLC	1.8
Bass Pro Shops LLC.	1.6
Asurion LLC	1.6
9.0

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Technology	14.2
Gaming	8.2
Telecommunications	7.3
Services	7.2
Healthcare	5.8

Quality Diversification (% of fund's net assets)

As of September 30, 2018
BBB	2.7%
BB	33.8%
B	50.9%
CCC,CC,C	6.0%
Not Rated	1.7%
Equities	1.2%
Short-Term Investments and Net Other Assets	3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2018*
Bank Loan Obligations	92.1%
Nonconvertible Bonds	3.0%
Common Stocks	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 11.6%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Bank Loan Obligations - 92.1%(a)
	Principal Amount	Value
Aerospace - 1.2%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.99% 7/7/22(b)(c)	$1,154,293	$1,159,522
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 5/30/25 (b)(c)	925,350	927,700
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 6/9/23 (b)(c)	977,615	980,919
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 8/22/24 (b)(c)	987,538	990,233
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 2/28/21 (b)(c)	405,000	400,444
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2142% 4/30/25 (b)(c)	750,000	754,688
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1477% 4/30/26 (b)(c)	235,000	234,561

TOTAL AEROSPACE		5,448,067

Air Transportation - 0.2%
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9084% 10/5/24 (b)(c)	620,320	624,005
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2301% 2/23/25 (b)(c)	460,000	462,070

TOTAL AIR TRANSPORTATION		1,086,075

Automotive & Auto Parts - 1.2%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/1/24 (b)(c)	421,074	423,529
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4922% 2/1/25 (b)(c)	120,000	121,200
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 4.25% 12/31/18 (b)(c)	389,135	389,458
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.83% 6/30/23 (b)(c)	771,414	768,359
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8861% 11/27/20 (b)(c)	1,596,206	1,552,310
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.3861% 11/27/21 (b)(c)	1,425,000	1,242,130
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 3/31/24 (b)(c)	341,086	343,006
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.7422% 4/18/23 (b)(c)	627,261	639,806

TOTAL AUTOMOTIVE & AUTO PARTS		5,479,798

Broadcasting - 1.2%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0638% 8/15/25 (b)(c)	1,000,000	1,011,250
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9622% 11/18/24 (b)(c)	1,488,750	1,475,455
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 1/30/19 (c)(d)	2,035,000	1,524,032
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.05% 12/18/20 (b)(c)	924,202	927,668
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 8/23/24 (b)(c)	658,350	658,350

TOTAL BROADCASTING		5,596,755

Building Materials - 1.0%
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 6/1/25 (b)(c)	987,525	984,641
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.34% 7/2/25 (b)(c)	748,125	749,060
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 10/17/23 (b)(c)	245,644	247,670
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3861% 12/14/24 (b)(c)	382,113	382,907
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (b)(c)	860,000	865,736
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 5/21/22 (b)(c)	1,142,380	1,150,240

TOTAL BUILDING MATERIALS		4,380,254

Cable/Satellite TV - 2.7%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 7/28/25 (b)(c)	492,516	491,900
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.14% 5/1/24 (b)(c)	330,813	331,640
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 4/30/25 (b)(c)	5,458,750	5,465,573
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6584% 1/25/26 (b)(c)	1,426,425	1,430,590
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.17% 1/15/25 (b)(c)	262,350	262,103
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.1584% 8/14/26 (b)(c)	1,250,000	1,239,063
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6584% 1/15/26 (b)(c)	1,000,000	1,001,480
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4084% 8/19/23 (b)(c)	2,074,304	2,029,354

TOTAL CABLE/SATELLITE TV		12,251,703

Capital Goods - 0.5%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 3/13/25 (b)(c)	578,908	579,811
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 9/26/25 (c)(e)	820,000	821,279
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.75% 5/9/25 (b)(c)	356,928	358,712
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 5/18/24 (b)(c)	409,499	410,085
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 7/30/24 (b)(c)	267,338	268,648

TOTAL CAPITAL GOODS		2,438,535

Chemicals - 2.7%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9402% 5/17/24 (b)(c)	493,750	494,491
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 11/18/23 (b)(c)	555,112	558,582
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.195% 3/28/25 (b)(c)	422,875	425,256
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8259% 3/28/26 (b)(c)	250,000	248,125
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 3/8/25 (b)(c)	464,103	465,407
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (b)(c)	769,692	774,264
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 6/7/20 (b)(c)	803,466	806,190
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 3/13/25 (b)(c)	746,250	756,212
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.625% 10/11/24 (b)(c)	1,042,425	1,048,294
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 2/8/25 (b)(c)	287,095	287,276
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 9/20/25 (c)(e)	2,500,000	2,509,550
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4% 4/3/25 (b)(c)	404,271	404,526
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.2182% 9/6/24 (b)(c)	742,500	744,973
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2182% 9/22/24 (b)(c)	537,104	539,005
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2182% 9/22/24 (b)(c)	1,239,471	1,243,859
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 7/1/24 (b)(c)	459,240	460,131
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 4/3/25 (b)(c)	232,105	232,832
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 4/3/25 (b)(c)	397,895	399,140

TOTAL CHEMICALS		12,398,113

Consumer Products - 1.0%
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.34% 7/3/20 (b)(c)	368,379	355,762
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6038% 4/30/25 (b)(c)	1,000,000	942,500
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.2422% 1/26/24 (b)(c)	428,426	428,306
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.163% 6/15/25 (b)(c)	375,000	378,439
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.054% 11/29/24 (b)(c)	2,406,250	2,433,320

TOTAL CONSUMER PRODUCTS		4,538,327

Containers - 2.1%
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.7422% 7/31/25 (b)(c)	668,325	674,173
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1601% 11/7/25 (b)(c)	1,890,263	1,889,374
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.1859% 10/1/22 (b)(c)	1,746,797	1,749,958
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 3.9359% 1/6/21 (b)(c)	1,213,791	1,213,039
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5814% 4/3/24 (b)(c)	246,875	246,566
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 5/16/24 (b)(c)	399,938	399,854
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 5/22/24 (b)(c)	737,564	739,777
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2182% 4/3/25 (b)(c)	738,150	741,442
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 8/3/22 (b)(c)	99,199	99,199
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.75% 10/14/24 (b)(c)	262,350	262,145
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 2/5/23 (b)(c)	1,691,241	1,698,344

TOTAL CONTAINERS		9,713,871

Diversified Financial Services - 4.1%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 4/4/24 (b)(c)	985,000	989,107
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.1653% 1/15/25 (b)(c)	573,563	575,243
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8424% 10/31/24 (b)(c)	1,105,000	1,111,144
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.25% 4/27/24 (b)(c)	1,259,063	1,263,784
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 2/13/25 (b)(c)	736,300	736,300
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 10/6/23 (b)(c)	1,605,000	1,609,687
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 10/1/25 (c)(e)	2,500,000	2,493,400
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 12/27/22 (b)(c)	721,624	724,553
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.34% 2/9/23 (b)(c)	1,316,256	1,316,809
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 7/3/24 (b)(c)	449,667	451,915
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 8/3/25 (b)(c)	500,000	502,190
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5% 3/29/25 (b)(c)	427,850	428,920
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4084% 3/1/25 (b)(c)	1,022,855	1,024,133
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.75% 7/3/24 (b)(c)	495,000	497,787
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 6/30/24 (b)(c)	564,314	557,260
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1653% 12/5/20 (b)(c)	308,171	309,327
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.0642% 9/29/24 (b)(c)	436,071	439,342
3 month U.S. LIBOR + 3.750% 7.3845% 9/29/24 (b)(c)	59,524	59,970
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7422% 12/8/23 (b)(c)	738,750	694,425
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 6/19/25 (b)(c)	748,125	750,152
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 4/9/23 (b)(c)	1,425,179	1,427,502
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5% 8/18/23 (b)(c)	810,563	814,867

TOTAL DIVERSIFIED FINANCIAL SERVICES		18,777,817

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9375% 3/16/25 (b)(c)	656,700	659,163
Energy - 4.3%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.7422% 5/18/23(b)(c)	1,076,822	1,079,514
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4922% 6/22/24 (b)(c)	1,001,703	985,425
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1653% 5/21/25 (b)(c)	518,700	515,458
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.6172% 12/31/21 (b)(c)	2,855,000	3,163,112
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9622% 12/31/22 (b)(c)	1,750,000	1,775,515
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8374% 7/29/21 (b)(c)	1,609,487	1,609,487
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6326% 5/7/25 (b)(c)	1,496,250	1,490,639
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 3/13/25 (b)(c)	388,050	389,020
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.64% 3/14/21 (b)(c)	297,548	239,526
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.64% 3/14/21 (b)(c)	29,418	23,681
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.9922% 3/28/22 (b)(c)	691,893	690,599
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1719% 4/16/21 (b)(c)	482,939	485,354
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.1653% 3/1/24 (b)(c)	1,275,000	1,200,629
GIM Channelview Cogeneration LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5% 5/3/25 (b)(c)	99,031	99,752
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5826% 7/23/25 (b)(c)	2,135,000	2,145,013
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.64% 8/25/23 (b)(c)	1,256,050	1,050,146
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 10/30/24 (b)(c)	569,690	565,241
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.49% 12/9/21 (b)(c)	1,369,332	1,122,852
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6361% 6/26/22 (b)(c)	915,790	918,079
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 11/8/22 (b)(c)	258,050	258,695

TOTAL ENERGY		19,807,737

Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3844% 12/15/23 (b)(c)	354,600	354,526
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3844% 12/15/22 (b)(c)	486,250	485,846
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1361% 7/8/22 (b)(c)	1,031,205	1,011,612
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6361% 7/8/23 (b)(c)	215,000	206,041
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 1/23/25 (b)(c)	203,975	204,995

TOTAL ENTERTAINMENT/FILM		2,263,020

Environmental - 0.5%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3167% 8/1/24 (b)(c)	263,013	263,781
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6875% 8/15/25 (b)(c)	500,000	502,030
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 9/28/24 (b)(c)	456,550	458,929
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 12/20/24 (b)(c)	897,503	901,614

TOTAL ENVIRONMENTAL		2,126,354

Food & Drug Retail - 4.3%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1361% 12/6/24 (b)(c)	496,354	498,836
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.9922% 8/25/21 (b)(c)	7,047,384	7,053,233
3 month U.S. LIBOR + 3.000% 5.381% 12/21/22 (b)(c)	1,094,330	1,094,538
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.327% 5/31/24 (b)(c)	2,750,000	2,750,000
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 10/21/21 (b)(c)	1,440,674	1,440,674
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8444% 10/30/22 (b)(c)	2,981,224	2,987,008
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9922% 11/25/20 (b)(c)	70,265	66,260
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.6172% 11/25/22 (b)(c)	2,011,776	1,764,086
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.3861% 3/27/23 (b)(c)	959,848	962,766
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 11/15/22 (b)(c)	1,090,715	1,068,225
SUPERVALU, Inc. term loan:
3 month U.S. LIBOR + 3.500% 5.7422% 6/8/24 (b)(c)	167,869	167,869
3 month U.S. LIBOR + 3.500% 5.7422% 6/8/24 (b)(c)	100,722	100,722

TOTAL FOOD & DRUG RETAIL		19,954,217

Food/Beverage/Tobacco - 1.7%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.006% 9/21/26 (b)(c)	80,000	80,400
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.006% 9/21/25 (b)(c)	240,000	241,951
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0875% 12/16/23 (b)(c)	491,250	492,478
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 10/7/23 (b)(c)	1,258,342	1,226,884
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.1% 6/28/20 (b)(c)	677,536	554,732
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 2/6/25 (b)(c)	313,425	313,720
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.22% 5/24/24 (b)(c)	1,910,812	1,910,469
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9922% 6/30/22 (b)(c)	1,085,000	1,025,325
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.4922% 6/30/21 (b)(c)	748,554	742,004
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 6/27/23 (b)(c)	1,221,875	1,226,005

TOTAL FOOD/BEVERAGE/TOBACCO		7,813,968

Gaming - 8.0%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 7/1/23 (b)(c)	470,137	467,552
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4922% 2/15/24 (b)(c)	578,232	581,124
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0975% 10/19/24 (b)(c)	1,309,206	1,307,491
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4174% 9/15/23 (b)(c)	683,677	686,863
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 12/22/24 (b)(c)	8,932,500	8,979,654
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 12/27/24 (b)(c)	327,525	327,934
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4682% 4/18/24 (b)(c)	427,834	428,167
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4083% 4/17/24 (b)(c)	1,049,126	1,053,501
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 3/15/24 (b)(c)	930,325	933,423
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 3/13/25 (b)(c)	902,738	906,691
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.25% 10/20/24 (b)(c)	1,985,000	1,989,963
3 month U.S. LIBOR + 7.000% 9.25% 10/20/25 (b)(c)	500,000	505,625
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9518% 10/4/23 (b)(c)	4,755,243	4,771,458
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 4/25/24 (b)(c)	360,438	360,438
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 3/27/25 (b)(c)	1,492,500	1,490,784
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 4/25/21 (b)(c)	615,938	615,938
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2422% 10/14/23 (b)(c)	338,764	319,163
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 10/1/25 (c)(e)	1,000,000	1,005,000
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.0342% 8/14/24 (b)(c)	3,877,689	3,870,438
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8377% 7/10/25 (b)(c)	3,241,875	3,270,404
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.75% 6/8/23 (b)(c)	1,693,400	1,699,564
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.25% 11/27/20 (b)(c)	248,289	248,909
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4% 12/31/21 (b)(c)	810,000	806,963
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5% 5/31/24 (b)(c)	451,783	452,912

TOTAL GAMING		37,079,959

Healthcare - 5.1%
Akorn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 4/17/21 (b)(c)	150,000	145,125
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 6/22/24 (b)(c)	755,438	748,827
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5626% 1/27/21 (b)(c)	1,483,267	1,463,021
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9% 2/6/26 (b)(c)	250,000	248,125
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.25% 2/6/25 (b)(c)	378,100	378,100
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.25% 12/1/23 (b)(c)	1,039,348	1,038,610
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 3/13/25 (b)(c)	995,000	1,001,905
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 3/18/23 (b)(c)	2,835,016	2,855,627
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 8/18/25 (b)(c)	955,000	962,955
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8119% 8/18/22 (b)(c)	45,375	45,375
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6/18/24 (c)(e)	825,000	815,207
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1361% 6/7/23 (b)(c)	809,798	811,272
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 6/30/25 (b)(c)	2,901,483	2,910,912
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 9/27/24 (b)(c)	1,405,341	1,395,152
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 10/21/23 (b)(c)	306,720	307,870
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.625% 2/22/24 (b)(c)	656,700	664,909
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 6/23/24 (b)(c)	652,544	655,807
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6361% 12/31/22 (b)(c)	1,478,095	1,438,675
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1038% 6/1/25 (b)(c)	3,223,021	3,238,266
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 2/11/23 (b)(c)	445,221	446,521
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3979% 7/9/25 (b)(c)	1,250,000	1,229,688
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 12/1/24 (b)(c)	744,375	741,353

TOTAL HEALTHCARE		23,543,302

Homebuilders/Real Estate - 1.9%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 8/21/25 (b)(c)	1,750,000	1,756,563
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 1/30/24 (b)(c)	712,679	707,448
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 1/30/24 (b)(c)	38,277	37,997
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 3/23/25 (b)(c)	1,386,878	1,387,960
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0874% 4/12/25 (b)(c)	713,213	719,453
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3979% 2/8/25 (b)(c)	1,472,807	1,475,385
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2122% 12/22/24 (b)(c)	2,863,636	2,867,216

TOTAL HOMEBUILDERS/REAL ESTATE		8,952,022

Hotels - 1.1%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2158% 8/30/23 (b)(c)	467,171	467,255
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 11/30/23 (b)(c)	2,298,016	2,298,383
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.9658% 10/25/23 (b)(c)	638,606	641,429
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 8/31/25 (b)(c)	545,000	549,088
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 5/30/25 (b)(c)	1,225,000	1,228,320

TOTAL HOTELS		5,184,475

Insurance - 3.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5924% 11/22/23 (b)(c)	1,188,014	1,191,483
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1479% 5/10/25 (b)(c)	1,437,041	1,441,409
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9645% 1/25/24 (b)(c)	989,981	993,485
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 11/3/23 (b)(c)	1,792,372	1,805,259
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 11/3/24 (b)(c)	498,750	501,947
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.2422% 8/4/22 (b)(c)	2,183,180	2,200,340
3 month U.S. LIBOR + 6.500% 8.7422% 8/4/25 (b)(c)	2,825,000	2,900,936
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3353% 4/25/25 (b)(c)	2,039,888	2,043,457
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 5/16/24 (b)(c)	1,831,500	1,831,958

TOTAL INSURANCE		14,910,274

Leisure - 2.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 5/31/25 (b)(c)	578,550	582,166
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 7/31/24 (b)(c)	1,129,325	1,130,454
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 2/28/25 (b)(c)	2,089,749	2,086,385
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 2/1/24 (b)(c)	2,807,956	2,784,565
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2422% 9/8/24 (b)(c)	250,000	255,470
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.2182% 3/8/24 (b)(c)	738,787	741,927
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 4/18/25 (b)(c)	379,050	379,619
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0626% 6/10/22 (b)(c)	1,451,755	1,456,894
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 2/2/25 (b)(c)	488,024	486,194
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9682% 7/6/24 (b)(c)	990,000	994,455
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 12/15/24 (b)(c)	1,488,754	1,491,850

TOTAL LEISURE		12,389,979

Metals/Mining - 0.5%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 3/21/25 (b)(c)	691,525	695,847
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4922% 10/17/22 (b)(c)	1,690,753	1,547,952

TOTAL METALS/MINING		2,243,799

Paper - 0.7%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8861% 3/14/22 (b)(c)	1,132,750	1,141,653
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3374% 12/29/23 (b)(c)	1,392,375	1,390,829
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/29/25 (b)(c)	750,000	751,500

TOTAL PAPER		3,283,982

Publishing/Printing - 2.6%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4153% 6/7/23 (b)(c)	2,235,606	2,081,908
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 10/18/19 (b)(c)	1,257,381	1,247,385
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.1361% 11/3/23 (b)(c)	1,494,451	1,432,805
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 5/29/21 (b)(c)	1,451,250	1,363,565
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4305% 3/13/25 (b)(c)	686,550	687,621
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.2422% 5/4/22 (b)(c)	1,628,570	1,579,029
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.5924% 6/1/22 (b)(c)	367,782	370,541
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 10/31/24 (b)(c)	411,888	413,605
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 10/24/21 (b)(c)	969,418	971,541
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 8/24/22 (b)(c)	1,734,571	1,740,763

TOTAL PUBLISHING/PRINTING		11,888,763

Restaurants - 1.0%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 2/17/24 (b)(c)	1,201,912	1,202,213
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 2/14/21 (b)(c)	902,973	872,498
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9153% 3/16/26 (b)(c)	50,000	50,344
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4153% 3/16/25 (b)(c)	184,075	184,581
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9147% 4/3/25 (b)(c)	735,094	735,557
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.4622% 7/28/21 (b)(c)	984,700	982,238
Restaurant Technologies, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.250% 9/24/25 (c)(e)	240,000	241,500
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.4922% 2/1/25 (b)(c)	527,350	529,459

TOTAL RESTAURANTS		4,798,390

Services - 7.1%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 9/26/21 (b)(c)	566,333	420,383
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6361% 6/13/25 (b)(c)	1,195,000	1,182,309
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (b)(c)	2,577,140	2,577,913
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5% 10/19/23 (b)(c)	1,466,250	1,470,839
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 3/11/25 (b)(c)	1,865,325	1,869,988
Asgn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 4/2/25 (b)(c)	359,033	360,042
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2422% 11/21/24 (b)(c)	577,093	583,856
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5958% 6/21/24 (b)(c)	1,234,375	1,241,732
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 11/7/23 (b)(c)	462,479	462,914
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5892% 11/14/22 (b)(c)	1,863,154	1,866,768
CRCI Longhorn Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6205% 8/8/25 (b)(c)	380,000	380,714
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 3/29/25 (b)(c)	487,550	490,685
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.75% 8/16/25 (b)(c)	450,000	452,534
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 11/21/24 (b)(c)	1,491,244	1,484,250
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 3/9/23 (b)(c)	405,440	407,131
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 0% 8/13/22 (c)	1,465,156	1,471,266
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6361% 8/22/25 (b)(c)	500,000	506,250
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 4/26/24 (b)(c)	5,942,400	5,964,684
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/27/25 (b)(c)	2,100,111	2,095,743
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.9682% 5/2/22 (b)(c)	1,204,701	1,209,845
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.375% 5/4/22 (b)(c)	351,433	351,872
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 8/29/25 (b)(c)	730,000	733,774
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.25% 3/23/24 (b)(c)	477,725	476,980
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 11/8/23 (b)(c)	389,848	392,772
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.4922% 10/3/23 (b)(c)	1,254,560	1,254,560
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.75% 9/26/24 (b)(c)	415,845	403,024
WASH Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 5/14/22 (b)(c)	1,250,489	1,256,741
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2422% 5/14/23 (b)(c)(f)	305,000	298,900
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 12/7/23 (b)(c)	982,500	985,880

TOTAL SERVICES		32,654,349

Steel - 0.2%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.14% 12/22/23 (b)(c)	401,963	403,594
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.623% 6/14/21 (b)(c)	683,576	683,576

TOTAL STEEL		1,087,170

Super Retail - 3.7%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1038% 7/2/22 (b)(c)	1,368,830	1,060,843
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.2422% 9/25/24 (b)(c)	7,401,015	7,471,917
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1479% 2/3/24 (b)(c)	2,732,615	2,748,546
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.72% 11/17/24 (b)(c)	860,712	866,091
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.32% 10/11/19 (b)(c)	108,702	96,201
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7422% 8/19/23 (b)(c)	582,131	582,312
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5673% 6/23/23 (b)(c)	1,022,231	937,385
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 5.1392% 8/19/22 (b)(c)	930,706	937,184
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5924% 1/26/23 (b)(c)	1,427,977	1,155,419
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.12% 3/11/22 (b)(c)	850,703	740,979
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(d)	1,242,964	1,243
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 5/31/25 (b)(c)	468,825	463,316

TOTAL SUPER RETAIL		17,061,436

Technology - 14.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8826% 8/3/25 (b)(c)	1,165,000	1,147,676
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.89% 12/20/23 (b)(c)	210,000	210,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.64% 12/20/22 (b)(c)	591,527	594,100
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 2/28/25 (b)(c)	492,525	494,372
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5708% 9/5/25 (b)(c)	500,000	500,000
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 4/30/25 (b)(c)	1,000,000	1,001,250
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2182% 3/20/24 (b)(c)	183,285	182,713
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7122% 8/23/25 (b)(c)	460,000	463,257
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 11/29/24 (b)(c)	746,250	745,317
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 9/7/23 (b)(c)	1,353,101	1,355,807
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/1/25 (b)(c)	353,372	353,224
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9922% 2/1/26 (b)(c)	135,000	135,675
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 10/31/24 (c)(e)	275,000	275,344
3 month U.S. LIBOR + 5.250% 6.8259% 10/31/24 (b)(c)	1,680,788	1,682,888
3 month U.S. LIBOR + 8.000% 10.2422% 10/31/25 (b)(c)	220,000	218,900
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2242% 8/23/26 (b)(c)	75,000	75,844
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.4742% 8/23/25 (b)(c)	825,000	829,472
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6344% 8/14/25 (b)(c)	595,000	595,000
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0614% 2/9/23 (b)(c)	1,768,160	1,780,784
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1895% 1/31/24 (b)(c)	193,330	195,103
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5% 6/1/22 (b)(c)	1,421,001	1,426,628
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4922% 3/8/26 (b)(c)	110,000	109,588
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 3/8/25 (b)(c)	379,050	378,815
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8861% 12/2/24 (b)(c)	636,447	640,425
3 month U.S. LIBOR + 7.500% 9.9669% 12/1/25 (b)(c)	250,000	252,918
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2122% 7/10/22 (b)(c)	4,468,004	4,474,617
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.9922% 4/22/23 (b)(c)	381,517	381,899
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 2/15/24 (b)(c)	988,195	991,763
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 7/1/22 (b)(c)	434,486	437,019
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.1361% 2/1/22 (b)(c)	1,217,809	1,220,659
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5931% 11/1/24 (b)(c)	1,570,000	1,601,965
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3431% 11/1/23 (b)(c)	2,370,090	2,381,064
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.33% 1/20/24 (b)(c)	1,592,221	1,603,493
3 month U.S. LIBOR + 9.000% 11.08% 1/20/25 (b)(c)	500,000	480,000
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 11/20/21 (b)(c)	149,250	148,504
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.7422% 6/21/24 (b)(c)	2,695,558	2,686,582
3 month U.S. LIBOR + 2.500% 4.7422% 6/21/24 (b)(c)	391,092	389,789
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5933% 2/7/25 (b)(c)	827,925	828,339
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7422% 9/29/24 (b)(c)	1,995,508	2,010,833
3 month U.S. LIBOR + 8.500% 10.7422% 9/29/25 (b)(c)	750,000	763,125
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9153% 9/15/24 (b)(c)	495,000	498,094
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 5/29/25 (b)(c)	1,366,500	1,366,787
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.4922% 12/1/24 (b)(c)	607,064	605,589
3 month U.S. LIBOR + 7.250% 9.4922% 12/1/25 (b)(c)	250,000	249,563
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.12% 9/4/26 (b)(c)	85,000	85,283
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.37% 9/4/25 (b)(c)	345,000	344,672
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 5/31/25 (b)(c)	997,500	995,006
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2422% 5/31/26 (b)(c)	485,000	482,575
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3538% 8/1/25 (b)(c)	715,000	715,000
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 3/3/23 (b)(c)	1,329,942	1,332,442
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.6361% 9/30/22 (b)(c)	2,225,704	2,234,986
Sound Inpatient Physicians, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 6/28/25 (b)(c)	239,400	241,095
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9922% 6/28/26 (b)(c)	50,000	50,063
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 7/8/22 (b)(c)	556,037	558,294
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 4/16/25 (b)(c)	1,961,460	1,962,695
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 4/16/25 (b)(c)	761,373	761,852
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.506% 4/16/25 (b)(c)	495,000	495,153
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8861% 9/30/23 (b)(c)	1,126,418	1,132,231
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1479% 3/9/23 (b)(c)	1,243,750	1,247,369
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 5/1/24 (b)(c)	1,728,125	1,733,983
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.75% 12/4/20 (b)(c)	251,499	252,390
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.7422% 5/12/21 (b)(c)	620,854	619,923
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6038% 9/28/24 (b)(c)	1,428,199	1,432,369
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1203% 4/4/25 (b)(c)	1,496,250	1,504,195
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 3.884% 8/9/24 (b)(c)	1,243,750	1,244,919
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7422% 8/27/25 (b)(c)	1,635,000	1,647,949
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 7/2/25 (b)(c)	2,000,000	2,008,000
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4922% 7/2/26 (b)(c)	750,000	755,160
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9/17/26 (c)(e)	500,000	501,875
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/17/25 (c)(e)	895,000	900,146
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4922% 7/1/23 (b)(c)	908,558	911,211

TOTAL TECHNOLOGY		64,915,620

Telecommunications - 6.8%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.9084% 7/15/25 (b)(c)	493,750	483,752
3 month U.S. LIBOR + 2.750% 4.9084% 1/31/26 (b)(c)	496,250	484,464
Ciena Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 9/27/25 (b)(c)	240,000	240,900
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.57% 5/25/24 (b)(c)	1,430,376	1,353,493
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.49% 12/22/23 (b)(c)	492,525	495,914
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5% 3/31/21 (b)(c)	1,516,883	1,486,545
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9682% 6/15/24 (b)(c)	4,258,997	4,167,812
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.99% 5/31/25 (b)(c)	997,500	988,912
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.9801% 11/27/23 (b)(c)	6,675,000	6,698,162
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.7301% 1/2/24 (b)(c)	1,000,000	1,049,380
Tranche B-5, term loan 6.625% 1/2/24	1,525,000	1,587,144
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4324% 2/22/24 (b)(c)	2,415,000	2,421,376
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4084% 7/17/25 (b)(c)	954,172	953,771
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8861% 2/10/24 (b)(c)	738,750	722,128
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2422% 2/1/24 (b)(c)	1,536,720	1,533,677
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.4922% 2/2/26 (b)(c)	2,250,000	2,258,753
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.25% 4/11/25 (b)(c)	498,750	499,149
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7158% 11/1/24 (b)(c)	1,240,625	1,241,866
3 month U.S. LIBOR + 8.250% 10.4922% 11/1/25 (b)(c)	500,000	499,375
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.9922% 7/31/25 (b)(c)	1,585,459	1,545,822
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7158% 2/3/24 (b)(c)	528,658	529,980

TOTAL TELECOMMUNICATIONS		31,242,375

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1602% 6/15/23 (b)(c)	411,600	412,629
Transportation Ex Air/Rail - 0.7%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3371% 9/11/24 (b)(c)	135,000	136,013
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0871% 9/11/23 (b)(c)	995,000	1,000,801
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.08% 6/22/22 (b)(c)	1,069,379	1,070,716
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.34% 9/14/20 (b)(c)	1,017,501	1,016,657

TOTAL TRANSPORTATION EX AIR/RAIL		3,224,187

Utilities - 3.3%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9922% 8/1/26 (b)(c)	335,000	340,444
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9922% 8/1/25 (b)(c)	2,500,000	2,530,000
Exgen Renewables IV LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.32% 11/28/24(b)(c)	735,524	741,041
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8861% 11/13/21 (b)(c)	856,350	858,491
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5% 6/26/25 (b)(c)	1,496,250	1,496,714
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8114% 8/28/25 (b)(c)	795,000	801,956
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.2422% 2/15/24 (b)(c)	886,502	864,897
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.1361% 12/19/20 (b)(c)	1,850,726	1,829,442
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.75% 3/23/25 (b)(c)	459,358	462,689
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.2422% 8/4/23 (b)(c)	2,000,089	2,001,909
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3126% 11/30/23 (b)(c)	1,001,510	1,004,845
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.4922% 12/14/23 (b)(c)	736,875	738,386
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.1808% 12/31/25 (b)(c)	1,311,713	1,312,696

TOTAL UTILITIES		14,983,510

TOTAL BANK LOAN OBLIGATIONS
(Cost $425,882,954)		424,589,995

Nonconvertible Bonds - 3.0%
Aerospace - 0.0%
DAE Funding LLC 4% 8/1/20 (g)	250,000	247,188
Chemicals - 0.2%
TPC Group, Inc. 8.75% 12/15/20 (g)	760,000	758,100
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.8392% 7/15/21 (b)(c)(g)	520,000	527,150
Energy - 0.7%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	475,000	476,781
7% 6/30/24	500,000	547,500
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (b)(c)(g)	1,000,000	1,000,361
6.875% 6/15/25 (g)	420,000	436,275
Denbury Resources, Inc.:
9% 5/15/21 (g)	150,000	162,188
9.25% 3/31/22 (g)	300,000	324,000
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)	290,000	296,888

TOTAL ENERGY		3,243,993

Gaming - 0.2%
Stars Group Holdings BV 7% 7/15/26 (g)	495,000	510,687
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	300,000	283,410

TOTAL GAMING		794,097

Healthcare - 0.7%
Community Health Systems, Inc. 6.25% 3/31/23	465,000	442,331
Tenet Healthcare Corp.:
4.625% 7/15/24	1,500,000	1,458,000
5.125% 5/1/25	500,000	492,500
7.5% 1/1/22 (g)	240,000	250,500
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (g)	235,000	234,589
9% 12/15/25 (g)	315,000	339,031

TOTAL HEALTHCARE		3,216,951

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	325,000	327,438
7.25% 11/30/21 (g)	500,000	517,500

TOTAL LEISURE		844,938

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	500,000	525,750
Services - 0.1%
APX Group, Inc. 7.625% 9/1/23	490,000	452,638
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	250,000	256,970

TOTAL SERVICES		709,608

Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (g)	293,000	293,745
Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (g)	900,000	877,500
SFR Group SA:
6.25% 5/15/24 (g)	515,000	507,275
7.375% 5/1/26 (g)	855,000	855,000

TOTAL TELECOMMUNICATIONS		2,239,775

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	175,000	171,500
Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (g)	455,000	458,981
TOTAL NONCONVERTIBLE BONDS
(Cost $13,975,061)		14,031,776
	Shares	Value

Common Stocks - 1.2%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	18,200	1,865,682
Energy - 0.4%
Expro Holdings U.S., Inc. (f)	62,178	1,492,272
Expro Holdings U.S., Inc. (f)(g)	22,818	547,632

TOTAL ENERGY		2,039,904

Metals/Mining - 0.1%
Warrior Metropolitan Coal, Inc.	13,339	360,687
Publishing/Printing - 0.1%
Cenveo Corp. (f)(g)	7,037	205,199
Tribune Media Co. Class A	6,975	268,049

TOTAL PUBLISHING/PRINTING		473,248

Telecommunications - 0.0%
Consolidated Communications Holdings, Inc.	119	1,552
Utilities - 0.2%
TexGen Power LLC (f)	25,327	924,436
TOTAL COMMON STOCKS
(Cost $6,747,899)		5,665,509

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (f)(h)
(Cost $29,756)	30,115	30,115

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 2.11% (i)
(Cost $20,978,842)	20,977,761	20,981,957
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $467,614,512)		465,299,352
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(4,096,471)
NET ASSETS - 100%		$461,202,881

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,389,107 or 2.3% of net assets.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$465,022
Fidelity Securities Lending Cash Central Fund	533
Total	$465,555

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$268,049	$268,049	$--	$--
Energy	2,039,904	--	--	2,039,904
Industrials	205,199	--	--	205,199
Materials	2,226,369	2,226,369	--	--
Telecommunication Services	1,552	1,552	--	--
Utilities	924,436	--	--	924,436
Bank Loan Obligations	424,589,995	--	424,291,095	298,900
Corporate Bonds	14,031,776	--	14,031,776	--
Other	30,115	--	--	30,115
Money Market Funds	20,981,957	20,981,957	--	--
Total Investments in Securities:	$465,299,352	$23,477,927	$438,322,871	$3,498,554

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.4%
Luxembourg	5.3%
Netherlands	1.2%
Canada	1.2%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $446,635,670)	$444,317,395
Fidelity Central Funds (cost $20,978,842)	20,981,957
Total Investment in Securities (cost $467,614,512)		$465,299,352
Receivable for investments sold		4,830,571
Receivable for fund shares sold		222,937
Dividends receivable		19,614
Interest receivable		2,782,055
Distributions receivable from Fidelity Central Funds		32,203
Total assets		473,186,732
Liabilities
Payable to custodian bank	$4,838
Payable for investments purchased	11,914,101
Payable for fund shares redeemed	55,847
Other payables and accrued expenses	9,065
Total liabilities		11,983,851
Net Assets		$461,202,881
Net Assets consist of:
Paid in capital		$480,364,882
Undistributed net investment income		3,453,216
Accumulated undistributed net realized gain (loss) on investments		(20,300,057)
Net unrealized appreciation (depreciation) on investments		(2,315,160)
Net Assets		$461,202,881

Net Asset Value, offering price and redemption price per share ($461,202,881 ÷ 48,438,737 shares)		$9.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$404,688
Interest		25,065,860
Income from Fidelity Central Funds		465,555
Total income		25,936,103
Expenses
Custodian fees and expenses	$26,004
Independent trustees' fees and expenses	2,126
Commitment fees	1,284
Total expenses before reductions	29,414
Expense reductions	(8,792)
Total expenses after reductions		20,622
Net investment income (loss)		25,915,481
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,298,852)
Fidelity Central Funds	720
Total net realized gain (loss)		(3,298,132)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,191,397
Fidelity Central Funds	(595)
Total change in net unrealized appreciation (depreciation)		3,190,802
Net gain (loss)		(107,330)
Net increase (decrease) in net assets resulting from operations		$25,808,151

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,915,481	$21,061,266
Net realized gain (loss)	(3,298,132)	(180,539)
Change in net unrealized appreciation (depreciation)	3,190,802	2,652,418
Net increase (decrease) in net assets resulting from operations	25,808,151	23,533,145
Distributions to shareholders from net investment income	(24,422,695)	(20,200,034)
Share transactions - net increase (decrease)	10,881,077	6,719,421
Total increase (decrease) in net assets	12,266,533	10,052,532
Net Assets
Beginning of period	448,936,348	438,883,816
End of period	$461,202,881	$448,936,348
Other Information
Undistributed net investment income end of period	$3,453,216	$2,100,590

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Floating Rate High Income Fund

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.49	$9.42	$9.46	$10.33	$10.58
Income from Investment Operations
Net investment income (loss)A	.540	.445	.438	.457	.468
Net realized and unrealized gain (loss)	(.001)	.053	(.028)	(.534)	.002
Total from investment operations	.539	.498	.410	(.077)	.470
Distributions from net investment income	(.509)	(.428)	(.450)	(.434)	(.439)
Distributions from net realized gain	–	–	–	(.359)	(.281)
Total distributions	(.509)	(.428)	(.450)	(.793)	(.720)
Net asset value, end of period	$9.52	$9.49	$9.42	$9.46	$10.33
Total ReturnB	5.82%	5.38%	4.59%	(.80)%	4.58%
Ratios to Average Net AssetsC,D
Expenses before reductions	.01%	.49%	.75%	.72%	.72%
Expenses net of fee waivers, if any	.01%	.49%	.75%	.72%	.72%
Expenses net of all reductions	- %E	.48%	.75%	.72%	.72%
Net investment income (loss)	5.68%	4.71%	4.78%	4.61%	4.46%
Supplemental Data
Net assets, end of period (000 omitted)	$461,203	$448,936	$203,368	$205,782	$430,191
Portfolio turnover rateF	52%	75%	46%	42%	61%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2018

1. Organization.

Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Floating Rate High Income.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,490,233
Gross unrealized depreciation	(7,162,151)
Net unrealized appreciation (depreciation)	$(1,671,918)
Tax Cost	$466,971,270

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,781,160
Capital loss carryforward	$(20,271,242)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,671,918)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(850,068)
Long-term	(19,421,173)
Total capital loss carryforward	$(20,271,242)

The tax character of distributions paid was as follows:

	September 30, 2018	September 30, 2017
Ordinary Income	$24,422,695	$ 20,200,034

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $244,741,036 and $228,409,836, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $135 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,284 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $533, including $41 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,771.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2018	Year ended September 30, 2017
From net investment income
Series Floating Rate High Income	$24,422,695	$10,382,224
Class F	–	9,817,810
Total	$24,422,695	$20,200,034

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2018	Year ended September 30, 2017	Year ended September 30, 2018	Year ended September 30, 2017
Series Floating Rate High Income
Shares sold	3,037,422	27,818,784	$28,880,712	$264,319,371
Reinvestment of distributions	2,569,288	1,045,829	24,422,002	9,936,421
Shares redeemed	(4,465,093)	(3,161,133)	(42,421,637)	(30,055,500)
Net increase (decrease)	1,141,617	25,703,480	$10,881,077	$244,200,292
Class F
Shares sold	–	2,131,730	$–	$20,330,298
Reinvestment of distributions	–	942,568	–	8,956,671
Shares redeemed	–	(28,083,629)	–	(266,767,840)
Net increase (decrease)	–	(25,009,331)	$–	$(237,480,871)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Series Floating Rate High Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series Floating Rate High Income Fund (the "Fund"), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of September 30, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodians, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 14, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Series Floating Rate High Income	.01%
Actual		$1,000.00	$1,028.10	$.05
Hypothetical-C		$1,000.00	$1,025.02	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 0.46% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Series Floating Rate High Income Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for the fund; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SFR-ANN-1118
1.924290.106

Item 2.

Code of Ethics

As of the end of the period, September 30, 2018, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Floating Rate High Income Fund (the “Fund”):

Services Billed by Deloitte Entities

September 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Floating Rate High Income Fund	$71,000	$100	$6,300	$2,000

September 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Floating Rate High Income Fund	$73,000	$100	$6,400	$2,000

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2018A	September 30, 2017A
Audit-Related Fees	$290,000	$-
Tax Fees	$5,000	$25,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2018A	September 30, 2017A
Deloitte Entities	$765,000	$525,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 26, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 26, 2018